DISCONTINUED OPERATIONS, SIGNIFICANT DISPOSALS AND OTHER BUSINESS EXITS - Income before Taxes, Assets and Liabilities Held-for-Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 21, 2018
Australia Consumer Banking Business | Discontinued Operations, Held-for-sale
Results of Discontinued Operations
Income before taxes	$ 306	$ 181	$ 302
Assets
Loans, allowance for credit losses	242
Cash and deposits with banks	24
Loans (net of allowance of $249 million at September 30, 2021)	8,813
Goodwill and intangible assets	257
Other assets	81
Total assets	9,175
Liabilities
Deposits	7,034
Long-term debt	479
Other liabilities	171
Total liabilities	7,684
Philippines Consumer Banking Business | Discontinued Operations, Held-for-sale
Results of Discontinued Operations
Income before taxes	145	42	196
Assets
Loans, allowance for credit losses	96
Cash and deposits with banks	20
Loans (net of allowance of $249 million at September 30, 2021)	1,132
Goodwill	244
Other assets, advances to/from subsidiaries	588
Other assets	63
Total assets	2,047
Liabilities
Deposits	1,373
Other liabilities	76
Total liabilities	1,449
Mexico Asset Management Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Assets
Total assets				$ 137
Liabilities
Total liabilities				$ 41
Income before taxes	$ 0	$ 0	$ 123